Subsequent events	12 Months Ended
Sep. 30, 2018
Subsequent events
Subsequent events

Note 42. Subsequent events

No other matters have arisen since the year ended 30 September 2018 which is not otherwise dealt with in this report, that has significantly affected or may significantly affect the operations of the Group, the results of its operations or the state of affairs of the Group in subsequent periods.